BASIS OF PREPARATION AND PRESENTATION (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Reclassification Adjustment [Line Items]
Current assets (liabilities)	$ (23,112)	$ 7,262
Deferred consideration current liabilities	26,479	4,924
OddsJam
Reclassification Adjustment [Line Items]
Deferred consideration current liabilities	$ 26,479	$ 4,924